Note 8 - Capital Stock	12 Months Ended
Jul. 31, 2016
Notes
Note 8 - Capital Stock

NOTE 8 – CAPITAL STOCK

The total number of shares of stock which the corporation shall have the authority to issue is 12,207,000,000 (Twelve billion Two hundred and Seven million) shares, consisting of 12,007,000,000 (Twelve billion Seven million) shares of Common Stock having a par value of $.000001 per share and 200,000,000 (Two hundred million) shares of Preferred Stock having a par value of $.000001 per share.

Preferred Shares: 200,000,000 (Two hundred Million) par value $0.000001 per share. There are 1,800,000 shares of preferred stock outstanding at July 31, 2016.

Class “A” 7,000,000 (Seven Million Class “A” common shares) these shares have 1000:1 voting right compared to all other Class of shares and have equal dividend rights as all other Class of shares, par value $0.000001. There are 1,600,000 post-split shares of Class A common stock outstanding at July 31, 2016.

Class “B” 4,000,000,000 (Four Billion Class “B” common shares) with voting and dividend rights, par value $0.000001 per share. There are 987,934,483 post-split shares of Class B common stock outstanding at July 31, 2016.

Class “C” a/k/a Equity Participation Dividend Shares “EPDS” 4,000,000,000 (Four Billion Class “C” common shares) with no voting rights but with dividend rights, par value $0.000001 per share. The Company may issue these shares as it deems necessary, for the purposes including but not limited to: purchasing goods and services for the Company; serving as an investment vehicle in acquisitions; for engaging in long term and short term joint ventures; for engaging in single purpose joint ventures; purchasing commodities, supplies, equipment and other tangible items for current and future projects; for engaging in like-kind exchanges as authorized by Internal Revenue Code Section 1031; for purchase of stocks and other securities; for purchase of real estate; for employee awards; and such other lawful purposes not in conflict with the said Board resolution, the Company Bylaws or applicable law and regulations. There are 4,800,000 post-split shares of Class C common stock outstanding at July 31, 2016.

Class “D” a/k/a Equity Participation Shares “EPS” 4,000,000,000 (Four Billion Class “D” common shares) with no voting rights and no dividend rights, par value $0.000001 per share. The Company may issue these shares as its currency as it deems necessary, for the following purposes but not limited to: purchasing goods and services for the Company; serving as an investment vehicle in acquisitions; for engaging in long term and short term joint ventures; for engaging in single purpose joint ventures; purchasing commodities, supplies, equipment and other tangible items for current and future projects; for engaging in like-kind exchanges as authorized by Internal Revenue Code Section 1031; for purchase of stocks and other securities; for purchase of real estate; for employee awards; and such other lawful purposes not in conflict with the said Board resolution, the Company Bylaws or applicable law and regulations. There are 48,000,000 post-split shares of Class D common stock outstanding at July 31, 2016.

The Board of Directors is authorized to provide for the issuance of the shares of Preferred Stock in series and by filing a certificate pursuant to the applicable law of the State of Delaware, to establish from time to time the number of shares to be included in such series, and to fix the designation, powers, preferences and rights of the shares of each such series and the qualifications, limitations or restrictions thereof.

The authority of the Board of Directors with respect to each series of Preferred Stock shall include, but not be limited to, determination of the following:

A. The number of shares constituting that series and the distinctive designation of that series;

B. The dividend rate on the shares of that series, whether dividends shall be cumulative, and, if so, from what date or dates, and the relative rights of priority, if any, of payment of dividends on shares of that series;

C. Whether that series shall have voting rights, in addition to the voting rights provided by law, and, if so, the terms of such voting rights;

D. Whether that series shall have conversion privileges, and, if so, the terms and conditions of such conversion, including provision for adjustment of the conversion rate in such events as the Board of Directors shall determine;

E. Whether or not that series shall be redeemable, and, if so, the terms and conditions of such redemption, including the date or dates upon or after which they shall be redeemable, and the amount per share payable in case of redemption, which amount may vary under different conditions and at different redemption dates;

Whether that series shall have a sinking fund for the redemption or purchase of shares of shares of that series, and, if so, the terms and amount of such sinking fund;

G. The rights of the shares of that series in the event of voluntary or involuntary liquidation, dissolution or winding up of the Corporation, and the relative rights of priority, if any, of payment of the shares of that series; and

H. Any other relative rights, preferences and limitations of that series.

On November 3, 2014, the Company effected a 4:1 forward stock split of its issued and outstanding shares of common stock. As a condition of the split, all shareholders who wanted to participate were required to send $100 to the Transfer Agent to pay for the expense related to reissuance of shares due to split. The cutoff date for the return of the notification and payment to the transfer agent was December 31, 2014. If the shareholder did not return the confirmation and payment, they would not be eligible to receive the additional shares.

As of the date of this filing 99.71% of the shareholders participated and therefore the statements are retroactively adjusted to reflect a 3.99:1 forward split. Due to 3.99:1 forward split the shares increased to 938,192,724, the shares issuable to effect a 4:1 split is 2,736,000.  As a result, all share amounts have been retroactively adjusted for all periods presented for a 3.99:1 forward split.

On December 30, 2014, the Company issued 62,000,000 post- split shares of Class B common stock as a “signing bonus” pursuant to three employment agreements entered during the quarter ended January 31, 2015.  The Company recorded $15,500 of stock compensation for these issuances.

On December 30, 2014, the Company issued 48,000,000 post-split shares of Class B common stock to Mr. Shah Mathias (Company Founder) pursuant to the employment agreement dated October 2, 2014. The Company recorded $12,000 of stock compensation for these issuances.

On December 30, 2014, the Company issued 40,789,942 post-split shares of Class B common stock to employees as additional compensation. The fair value of these shares is $10,198 and is recorded as stock based compensation.

On February 11, 2015, the Company issued 1,021,000 pre-split shares of Class B common stock to a director of the Company for services provided around March 27, 2014 and pursuant to the directorship agreement.  The Company recorded $1,021 as stock compensation for this issuance.  The Company also issued an additional 188,000 shares of Class B common stock on February 11, 2015 and 2,875,000 shares of Class B common stock on July 24, 2015 to account for the 4:1 stock split as the directorship agreement was entered prior to the effective date of the stock split.

On July 24, 2015, the Company issued 286,000 post-split shares of Class B common stock for services rendered to the Company in 2010.  The fair value of these shares is $71 and is recorded as stock based compensation.

On July 24, 2015, the Company issued 60,000 post-split shares of Class B common stock to a shareholder who purchased shares from a third party.  The 60,000 post-split shares were not previously accounted for by the Company.

On July 24, 2015, the Company issued 9,000,000 post-split shares of Class B common stock to three directors of the Company pursuant to the Directorship agreements.  The fair value of these shares is $2,250 and is recorded as stock based compensation.

On July 24, 2015, the Company issued 1,708,960 post-split shares of Class B common stock as termination fee for an agreement in which the Company did not fully perform.  The fair value of these shares is $427 and is recorded as termination fee.

On July 24, 2015, the Company rescinded 530,000 post-split shares of Class B common stock that had been issued for services as those parties did not fully perform on their original contracts.

During the year ended July 31, 2015, the Company reinstated 2,000 post-split shares of Class B common stock that were rescinded in error in the year ended July 31, 2014.

On August 3, 2015, the Company reclassified 4,800,000 shares of Class A common stock to Class C common stock and reclassified 48,000,000 shares of Class B common stock to Class D common stock.

On August 3, 2015, the Company issued 20,000 post-split shares of Class B common stock as termination fee for an agreement in which the Company did not fully perform.  The fair value of these shares is $5 and is recorded as termination fee.

On August 3, 2015, the Company reinstated 20,000 shares of Class B common stock that were rescinded in error in the fiscal year ended July 31, 2015.

On August 31, 2015, the Company issued 1,000,000 post-split shares of Class B common stock to a director of the Company pursuant to directorship agreement entered on August 4, 2015.  The fair value of these shares is $250 and is recorded as directors’ fees.

On September 10, 2015, the Company issued 2,000,000 post-split shares of Class B common stock to two directors of the Company pursuant to two directorship agreements entered on August 4, 2015.  The fair value of these shares is $500 and is recorded as directors’ fees.

On November 11, 2015, the Company rescinded 63,476,191 post-split shares of Class B common stock that had previously been issued to the former CFO for services as the former CFO did not fully perform on the original contract.

On November 11, 2015, the Company rescinded 880,952 post-split shares of Class B common stock that had previously been issued for services as the consultant did not fully perform on the original contract.